Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000008597 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	11.86%	7.93%	8.70%
C000008596 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	12.14%	8.20%	8.97%
C000008598 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	16.10%	3.45%	7.85%
C000008599 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	15.79%	3.19%	7.58%
C000008613 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	30.06%	6.60%	7.86%
C000008612 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	30.41%	6.86%	8.14%
C000008616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	(0.38%)	0.24%	8.05%
C000008617 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	(0.65%)	(0.02%)	7.78%
C000141206 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IC
Average Annual Return, Percent	13.16%	9.41%	11.37%
C000008619 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	13.42%	9.68%	11.64%
C000008618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	13.72%	9.96%	11.93%
C000008622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	4.51%	2.88%	2.21%
C000008623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	4.32%	2.62%	1.96%
C000008627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	12.68%	0.45%	10.27%
C000008626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	12.96%	0.71%	10.55%
C000008628 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	7.97%	8.44%	10.98%
C000008629 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	7.69%	8.17%	10.70%
C000008631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	7.04%	(0.29%)	2.49%
C000008630 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	7.30%	(0.04%)	2.75%
C000008634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	14.32%	12.07%	13.46%
C000008635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	14.01%	11.78%	13.18%
C000221440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IC
Average Annual Return, Percent	13.75%	11.51%	12.90%
C000008637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	17.19%	12.41%	12.20%
C000008636 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	17.49%	12.68%	12.48%
C000249287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IA
Average Annual Return, Percent	6.83%	1.27%	8.66%
C000249288 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IB
Average Annual Return, Percent	6.54%	1.01%	8.39%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	32.39%	7.91%	8.41%
Russell 3000 C000008616 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 C000008617 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Russell 3000 C000008627 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 C000008626 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 3000 C000249287 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 C000249288 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
ICE BofA US 3 Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	4.18%	3.17%	2.18%
Bloomberg US Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government/Credit Bond Index
Average Annual Return, Percent	6.88%	(0.59%)	2.16%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Benchmark
Average Annual Return, Percent	13.38%	8.59%	9.86%
S And P Composite 1500 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Health Care Index
Average Annual Return, Percent	13.71%	7.54%	9.81%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Bloomberg Short Treasury 9 12 Month Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury 9-12 Month Index
Average Annual Return, Percent	4.39%	2.78%	2.18%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%